CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current assets
Cash and cash equivalents	$ 13,052	$ 11,903
Trade accounts receivable, net of allowance for doubtful accounts of $1,097 and $1,004 as of December 31, 2013 and 2012 respectively	6,838	6,049
Other accounts receivable and prepaid expenses	2,218	1,592
Inventory	216	196
Total current assets	22,324	19,740
Deposits with insurance companies and severance pay funds	3,725	3,296
Property and equipment
Cost	10,145	10,062
Less - accumulated depreciation	9,168	9,187
Property and equipment, net	977	875
Other assets
Goodwill, net	9,225	9,067
Other Intangible Assets	759	1,432
Deferred tax asset	423
Total other assets	10,407	10,499
Total assets	37,433	34,410
Current liabilities
Short-term bank credit	5	1
Related parties		150
Trade payables	1,356	1,169
Other liabilities and accrued expenses	6,297	7,054
Deferred revenues	2,974	2,843
Total current liabilities	10,632	11,217
Long-term liabilities
Accrued severance pay	5,018	4,453
Deferred tax liability	69	275
Total long-term liabilities	5,087	4,728
Contingent liabilities and commitments
Share capital:
Ordinary shares of NIS 0.10 par value (Authorized - 19,950,000 shares, issued and outstanding 11,339,353 shares at December 31, 2013 and 9,948,948 at December 31, 2012)	350	313
Additional paid-in capital and other capital surplus	16,967	18,906
Retained earnings (accumulated deficit)	4,823	(24)
Accumulated other comprehensive income (loss)	293	(6)
Total	22,433	19,189
Treasury stock, at cost; 607,956 shares at December 31, 2013 and 2012	(752)	(752)
Total Cimatron Ltd. shareholders' equity	21,681	18,437
Non controlling interest	33	28
Total equity	21,714	18,465
Total liabilities and shareholders' equity	$ 37,433	$ 34,410